Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings / (Deficit)
Beginning balance at Dec. 31, 2009	$ 86,409	$ 1,017	$ 85,392
Beginning balance, shares at Dec. 31, 2009		1,016,888
Net loss for the year ended of C corporation	142,305			142,305
S-Corporation Distributions	(97,712)			(97,712)
Stock based compensation
Balance at Dec. 31, 2010	131,002	1,017	85,392	44,593
Balance, shares at Dec. 31, 2010		1,016,888
Net loss for the year ended of C corporation	(1,171,921)			(1,171,921)
S-Corporation Distributions	(137,495)		(137,495)
Stock based compensation	818,595	254	818,341
Stock issued for compensation, shares		254,223
Balance at Dec. 31, 2011	$ (359,819)	$ 1,271	$ 766,238	$ (1,127,328)
Balance, shares at Dec. 31, 2011		1,271,111